COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments
The Company’s leases do not contain any contingent rent payment terms.

RMB
Year ending December 31,
2017	116,805
2018	100,736
2019	70,660
2020	47,230
2021	32,542
2022 and thereafter	53,924

Total	421,897